Business Segments	12 Months Ended
Dec. 30, 2012
Segment Reporting [Abstract]
Business Segments
BUSINESS SEGMENTS (UNAUDITED)

	Quarter (13 weeks)	Quarter (13 weeks)	Quarter (13 weeks)	Quarter (14 weeks)	YTD (53 weeks)
(amounts in thousands)	March 25, 2012	June 24, 2012	September 23, 2012	December 30, 2012	December 30, 2012
Business segment net revenue:
Shrink Management Solutions	$88,003	$113,276	$114,509	$134,332	$450,120
Apparel Labeling Solutions	40,399	51,749	41,759	51,060	184,967
Retail Merchandising Solutions	15,792	12,579	12,545	14,786	55,702
Total	$144,194	$177,604	$168,813	$200,178	$690,789
Business segment gross profit:
Shrink Management Solutions	$39,361	$50,467	$52,672	$56,203	$198,703
Apparel Labeling Solutions	6,621	14,904	10,101	15,035	46,661
Retail Merchandising Solutions	7,039	5,153	5,887	7,399	25,478
Total gross profit	$53,021	$70,524	$68,660	$78,637	$270,842